Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock-Based Compensation Expense
Total stock-based compensation expense is recognized for stock options granted to employees and non-employees
and has been reported in the Company’s condensed consolidated condensed statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Research and development	$289	$499	$689	$776
General and administrative	470	444	1,045	831

Total stock-based compensation expense	$759	$943	$1,734	$1,607

Total stock-based compensation expense is recognized for stock-based awards granted to employees and non-employees
and has been reported in the Company’s consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2019	2018	2017
	(In thousands)
Research and development	$1,542	$1,236	$246
General and administrative	2,152	1,557	224

Total stock-based compensation expense	$3,694	$2,793	$470

Summary of Stock Option Activity	The following table summarizes stock option activity under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Option	Weighted- Average Remaining Contract Term	Aggregate Intrinsic Value
					(In thousands)
Outstanding, December 31, 2019	215,043	2,562,800	$7.85	8.84
Shares reserved for issuance	1,457,789
Options granted	(86,484)	86,484	2.23
Options cancelled	509,272	(509,272)	7.44
Restricted stock units cancelled	165,036

Outstanding, June 30, 2020	2,260,656	2,140,012	7.54	8.59	$567

Exercisable, June 30, 2020		771,444	10.02	8.04	91
Vested and expected to vest, June 30, 2020		2,140,012	7.54	8.59	567

The following table summarizes stock option activity under the Plan:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Option ($)	Weighted- Average Remaining Contract Term (Years)	Aggregate Intrinsic Value ($)
	(In thousands)
Outstanding, December 31, 2018	1,350,582	1,122,677	11.63	9.22
Shares reserved for issuance	1,122,213
Options granted	(1,896,527)	1,896,527	6.28
Restricted stock units granted	(813,335)
Options exercised	—	(7,029)	0.79
Options forfeited	449,375	(449,375)	10.77

Outstanding, December 31, 2019	212,308	2,562,800	7.85	8.84	200

Exercisable, December 31, 2019		461,150	11.40	7.06	37
Vested and expected to vest, December 31, 2019		2,562,800	7.85	8.84	200

Schedule of Assumptions to Estimate Fair Value of Stock Options for Employees and Non-Employees Using Black-Scholes Option Pricing Model
The fair value of stock options for employees and
non-employees
was estimated using a Black-Scholes option pricing model with the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Employees:
Fair value of common stock	$2.23	$6.97 - $8.08	$2.23	$6.97 - $8.90
Expected term (in years)	5.5	5.5 - 6.1	5.5	5.5 - 6.1
Expected volatility	110.2%	94.5% - 104.8%	110.2%	93.7% - 104.8%
Risk-free interest rate	0.4%	1.9% - 2.4%	0.4%	1.9% - 2.6%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Non-employees:
Fair value of common stock	$2.09 - $2.18	$8.90 - $10.20	$0.96 - $2.18	$6.82 - $10.20
Expected term (in years)	7.0 - 8.8	8.0 - 9.7	7.0 - 9.0	8.0 - 10.0
Expected volatility	100.8% - 103.5%	93.4% - 94.2%	99.6% - 103.5%	90.0% - 94.9%
Risk-free interest rate	0.5% - 0.6%	1.9% - 2.1%	0.5% - 0.9%	1.9% - 2.6%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

The fair value of stock options for employees and
non-employees
was estimated using a Black-Scholes option pricing model with the following assumptions:

Year Ended December 31,
	2019	2018	2017
Employees:
Fair value of common stock	$1.27 - $10.66	$8.57 - $15.45	$0.79 - $9.33
Expected term (in years)	5.5 - 6.1	5.8 - 6.2	5.9 - 6.2
Expected volatility	92.0% - 104.9%	75.9% - 90.6%	74.4% - 74.5%
Risk-free interest rate	1.4% - 2.6%	2.4% - 3.1%	1.9% - 2.2%
Expected dividend yield	0.0%	0.0%	0.0%
Non-employees:
Fair value of common stock	$1.23 - $10.26	$8.62 - $15.45	$0.79 - $10.28
Expected term (in years)	7.4 - 10.0	8.4 - 10.0	9.4 - 10.0
Expected volatility	89.7% - 99.5%	78.0% - 91.2%	74.6% - 77.0%
Risk-free interest rate	1.7% - 2.8%	2.7% - 3.1%	2.3% - 2.4%
Expected dividend yield	0.0%	0.0%	0.0%

Summary of Restricted Stock Activity
The summary of restricted stock activity and related information follows:

Number of Restricted Shares Outstanding
Unvested shares—December 31, 2018	1,000
Vested	(1,000)

Unvested shares—December 31, 2019	—

Summary of Restricted Stock Units Activity	The summary of restricted stock unit activity and related information is as follows:

Number of Restricted Stock Units Outstanding
Unvested shares—December 31, 2019	828,935
Vested, net of shares withheld for taxes	(2,121)
Cancelled	(165,036)

Unvested shares—June 30, 2020	661,778

The summary of restricted stock unit activity and related information follows:

Number of Restricted Stock Units Outstanding
Unvested shares—December 31, 2018	24,960
Granted	813,335
Vested	(9,360)

Unvested shares—December 31, 2019	828,935